Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets - Systems Software [Member]	Dec. 31, 2023
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Amortization of Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	10 years